UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22126

Name of Fund:  BlackRock Defined Opportunity Credit Trust (BHL)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Defined Opportunity Credit Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2017

Date of reporting period: 05/31/2017

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2017 (Unaudited)	BlackRock Defined Opportunity Credit Trust (BHL) (Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
Specialty Retail — 0.0%
Things Remembered, Inc. (a)(b)		215,057	—
Total Common Stocks — 0.0%			—

Corporate Bonds		Par (000)
Airlines — 0.5%
US Airways Pass-Through Trust, Series 2012-2, Class C, 5.45%, 6/03/18	USD	590	$603,275
Communications Equipment — 0.2%
Avaya, Inc., 7.00%, 4/01/19 (b)(c)(d)		301	246,067
Consumer Finance — 0.0%
Ally Financial, Inc., 8.00%, 11/01/31		50	60,375
Containers & Packaging — 1.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.43%, 5/15/21 (c)(e)		249	253,980
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 4.66%, 7/15/21 (c)(e)		1,160	1,183,200

			1,437,180
Diversified Telecommunication Services — 0.4%
Level 3 Financing, Inc.:
4.94%, 1/15/18 (e)		228	228,570
6.13%, 1/15/21		127	129,857
SBA Communications Corp., 4.88%, 9/01/24 (c)		75	76,088

			434,515
Electric Utilities — 0.0%
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.50%, 10/01/20 (a)(b)(c)(d)		240	—
Energy Equipment & Services — 0.2%
Transocean, Inc., 9.00%, 7/15/23 (c)		156	163,020
Weatherford International Ltd., 9.88%, 2/15/24 (c)		75	84,375

			247,395
Environmental, Maintenance, & Security Service — 0.1%
Tervita Escrow Corp., 7.63%, 12/01/21 (c)		115	117,156

Corporate Bonds		Par (000)	Value
Health Care Providers & Services — 0.1%
HCA, Inc., 5.25%, 6/15/26	USD	50	$54,315
HealthSouth Corp., 5.75%, 11/01/24		75	77,438
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/01/23 (c)		15	16,050

			147,803
Independent Power and Renewable Electricity Producers — 0.3%
NRG Energy, Inc., 6.25%, 7/15/22		340	347,436
Internet Software & Services — 0.0%
Equinix, Inc., 5.75%, 1/01/25		50	54,000
Media — 1.2%
Altice Financing SA, 6.63%, 2/15/23 (c)		200	212,800
Clear Channel Worldwide Holdings, Inc., Series B, 7.63%, 3/15/20		50	50,250
CSC Holdings LLC, 10.88%, 10/15/25 (c)		200	243,500
SFR Group SA (c):
6.00%, 5/15/22		200	209,250
6.25%, 5/15/24		240	252,000
7.38%, 5/01/26		255	275,877
Virgin Media Secured Finance PLC, 5.25%, 1/15/26 (c)		200	203,500

			1,447,177
Metals & Mining — 0.7%
Freeport-McMoRan, Inc.:
2.38%, 3/15/18		306	305,694
3.10%, 3/15/20		250	246,022
Teck Resources Ltd.:
4.50%, 1/15/21		188	196,460
3.75%, 2/01/23		130	127,888

			876,064
Oil, Gas & Consumable Fuels — 0.9%
Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24		155	173,600
CONSOL Energy, Inc., 5.88%, 4/15/22		376	370,830
Great Western Petroleum LLC/Great Western Finance, Inc., 9.00%, 9/30/21 (c)		225	231,187
NGPL PipeCo LLC, 7.12%, 12/15/17 (c)		85	86,913
Noble Holding International Ltd., 7.75%, 1/15/24		210	185,260
Rowan Cos., Inc., 7.38%, 6/15/25		80	78,400
Sanchez Energy Corp., 6.13%, 1/15/23		57	50,160

			1,176,350

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2017	1

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

Corporate Bonds		Par (000)	Value
Road & Rail — 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 3.80%, 12/01/17 (e)	USD	68	$68,000
Software — 0.0%
CDW LLC/CDW Finance Corp., 5.50%, 12/01/24		50	54,000
Wireless Telecommunication Services — 0.0%
Sprint Communications, Inc., 7.00%, 8/15/20		50	55,250
Total Corporate Bonds — 5.9%			7,372,043

Floating Rate Loan Interests (e)
Aerospace & Defense — 1.7%
Engility Corp.:
Term Loan B1, 4.29%, 8/12/20		76	76,551
Term Loan B2, 4.79%, 8/12/23		141	142,826
TransDigm, Inc.:
2015 Term Loan E, 4.04%, 5/14/22		216	216,141
2016 Extended Term Loan F, 4.04%, 6/09/23		1,399	1,401,252
Term Loan D, 4.15%, 6/04/21		257	257,579

			2,094,349
Air Freight & Logistics — 0.3%
CEVA Group PLC, Synthetic LOC, 6.50%, 3/19/21		133	116,974
CEVA Intercompany BV, Dutch Term Loan, 6.67%, 3/19/21		136	122,590
CEVA Logistics Canada ULC, Canadian Term Loan, 6.67%, 3/19/21		22	20,222
CEVA Logistics US Holdings, Inc., Term Loan, 6.67%, 3/19/21		184	165,831

			425,617
Airlines — 0.1%
Northwest Airlines, Inc., Term Loan, 2.65%, 9/10/18 (a)		81	80,434
Auto Components — 0.3%
Gates Global LLC, 2017 Term Loan B, 4.41%, 4/01/24		351	352,454
Beverages — 0.2%
Blue Ribbon LLC, Term Loan, 5.15%, 11/13/21		230	225,192

Floating Rate Loan Interests (e)		Par (000)	Value
Building Materials — 0.1%
USAGM HoldCo LLC, 2015 2nd Lien Term Loan, 9.67%, 7/28/23	USD	145	$146,723
Building Products — 1.3%
GYP Holdings III Corp., 1st Lien Term Loan, 4.67%, 4/01/21		344	344,280
Jeld-Wen, Inc., 2017 Term Loan B, 4.15%, 7/01/22		402	406,025
Ply Gem Industries, Inc., Term Loan, 4.15%, 2/01/21		206	207,283
Wilsonart LLC, 2016 Term Loan, 4.65%, 12/19/23		593	597,585

			1,555,173
Chemicals — 2.4%
CeramTec Acquisition Corp., Term Loan B2, 3.95%, 8/30/20		26	26,299
Chemours Co., 2017 Term Loan B, 3.50%, 5/12/22		205	206,462
MacDermid, Inc.:
Term Loan B5, 4.54%, 6/07/20		423	426,306
Term Loan B6, 4.04%, 6/07/23		327	328,959
OXEA Finance LLC, Term Loan B2, 4.40%, 1/15/20		715	702,135
Royal Holdings, Inc.:
2015 2nd Lien Term Loan, 8.65%, 6/19/23 (a)		61	60,538
2017 Term Loan B, 4.40%, 6/19/22		256	258,822
Solenis International LP:
1st Lien Term Loan, 4.45%, 7/31/21		343	344,042
2nd Lien Term Loan, 7.95%, 7/31/22		390	389,758
Versum Materials, Inc., Term Loan, 3.65%, 9/29/23		214	216,242

			2,959,563
Commercial Services & Supplies — 6.5%
Advanced Disposal Services, Inc., Term Loan B3, 3.70%, 11/10/23		756	760,851
Asurion LLC:
2016 Term Loan B2, 4.29%, 7/08/20		126	126,072
2017 Term Loan B5, 4.04%, 11/03/23		539	542,837
Term Loan B4, 4.29%, 8/04/22		434	435,767

2	BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2017

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

Floating Rate Loan Interests (e)		Par (000)	Value
Commercial Services & Supplies (continued)
Brand Energy & Infrastructure Services, Inc., Term Loan B, 4.93%, 11/26/20	USD	632	$632,636
Camelot UK Holdco Ltd., 2017 Term Loan B, 4.54%, 10/03/23		831	836,541
Catalent Pharma Solutions, Inc., Term Loan B, 3.79%, 5/20/21		819	827,184
Dealer Tire LLC, 2016 Term Loan B, 4.94%, 12/22/21 (a)		211	213,799
GCA Services Group, Inc., 2016 Term Loan, 5.87%, 3/01/23		422	423,698
KAR Auction Services, Inc., Term Loan B5, 3.56%, 3/09/23		315	317,363
Livingston International, Inc., 1st Lien Term Loan, 5.50%, 4/18/19		298	292,408
Packers Holdings LLC, Term Loan B, 4.80%, 12/02/21 (a)		367	369,345
Prime Security Services Borrower LLC, 2016 1st Lien Term Loan, 4.29%, 5/02/22		314	316,448
Spin Holdco, Inc., Term Loan B, 4.43%, 11/14/19		800	798,836
TruGreen Limited Partnership, 1st Lien Term Loan B, 6.50%, 4/13/23		228	230,131
US Security Associates Holdings, Inc., 2016 Term Loan, 6.15%, 7/14/23		477	482,722
Waste Industries USA, Inc., 2016 Term Loan, 3.79%, 2/27/20		499	502,959

			8,109,597
Communications Equipment — 0.3%
Applied Systems, Inc.:
1st Lien Term Loan, 4.40%, 1/25/21		210	210,810
2nd Lien Term Loan, 7.65%, 1/24/22		84	84,702
Avaya, Inc., Term Loan B7, 0.00%, 5/29/20 (b)(d)		56	45,863

			341,375
Construction & Engineering — 0.8%
CNT Holdings III Corp., 2017 Term Loan, 4.30%, 1/22/23		282	283,448
Safway Group Holding LLC, Term Loan B, 5.76%, 8/19/23 (a)		766	768,065

			1,051,513
Construction Materials — 0.6%
Filtration Group Corp., 1st Lien Term Loan, 4.29%, 11/21/20		789	792,919

Floating Rate Loan Interests (e)		Par (000)	Value
Containers & Packaging — 0.9%
Berry Plastics Group, Inc., Term Loan I, 3.54%, 10/01/22	USD	1,087	$1,095,450
Distributors — 0.8%
American Builders & Contractors Supply Co., Inc., 2017 Term Loan B, 3.54%, 10/31/23		771	774,520
American Tire Distributors Holdings, Inc., 2015 Term Loan, 5.29%, 9/01/21		213	213,526

			988,046
Diversified Consumer Services — 1.6%
Bright Horizons Family Solutions, Inc., 2017 Term Loan B, 3.00%, 11/07/23		21	21,399
J.D. Power and Associates, 1st Lien Term Loan, 5.29%, 9/07/23		284	284,993
Serta Simmons Bedding LLC:
1st Lien Term Loan, 4.56%, 11/08/23		1,062	1,065,524
2nd Lien Term Loan, 9.18%, 11/08/24		240	242,100
Weight Watchers International, Inc., Term Loan B2, 4.40%, 4/02/20		337	325,657

			1,939,673
Diversified Financial Services — 0.2%
Diamond US Holding LLC, 2017 Term Loan B, 4.29%, 3/29/24		220	219,663
Diversified Telecommunication Services — 0.2%
Consolidated Communications, Inc.:
2016 Term Loan B, 4.05%, 10/04/23		154	155,069
Term Loan B2, 4.14%, 10/05/23		105	105,525

			260,594
Electric Utilities — 1.2%
Energy Future Intermediate Holding Co. LLC, 2016 DIP Term Loan, 4.29%, 6/30/17		1,425	1,431,061
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., Term Loan, 5.03%, 11/10/17 (a)		380	—

			1,431,061

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2017	3

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

Floating Rate Loan Interests (e)		Par (000)	Value
Food & Staples Retailing — 0.5%
Hostess Brands LLC, 2017 Term Loan, 3.54%, 8/03/22	USD	618	$622,805
Food Products — 0.3%
Chobani LLC, 1st Lien Term Loan, 5.29%, 10/07/23		354	358,762
Health Care Equipment & Supplies — 3.4%
Auris Luxembourg III Sarl, 2017 Term Loan B7, 4.15%, 1/17/22		550	556,289
Capsugel Holdings US, Inc., Term Loan B, 4.04%, 7/31/21		852	852,784
Cotiviti Corp., Term Loan B, 3.90%, 9/28/23		588	588,573
DJO Finance LLC, 2015 Term Loan, 4.29%, 6/08/20		515	508,929
Immucor, Inc., Refinancing Term Loan B2, 5.00%, 8/17/18		509	506,414
National Vision, Inc., 1st Lien Term Loan, 4.04%, 3/12/21		688	690,986
Ortho-Clinical Diagnostics, Inc., Term Loan B, 4.78%, 6/30/21		506	508,019

			4,211,994
Health Care Providers & Services — 3.5%
Acadia Healthcare Co., Inc., Term Loan B2, 3.75%, 2/16/23		484	487,867
CHG Healthcare Services, Inc., Term Loan B, 4.92%, 6/07/23		762	768,970
Community Health Systems, Inc., Term Loan G, 3.80%, 12/31/19		395	394,830
HC Group Holdings III, Inc., Term Loan B, 6.04%, 4/07/22		324	318,836
inVentiv Health, Inc., 2016 Term Loan B, 4.80%, 11/09/23		923	928,232
MPH Acquisition Holdings LLC, 2016 Term Loan B, 4.90%, 6/07/23		—	1

nThrive, Inc., 2016 1st Lien Term Loan, 5.54%, 10/20/22		373	373,362
NVA Holdings, Inc., 1st Lien Term Loan B2, 4.65%, 8/14/21		277	279,945
Surgery Center Holdings, Inc., 1st Lien Term Loan, 4.75%, 11/03/20		432	432,780
U.S. Renal Care, Inc., 2015 Term Loan B, 5.40%, 12/31/22		—	209
Vizient, Inc., 2017 Term Loan B, 4.50%, 2/13/23		409	413,906

			4,398,938

Floating Rate Loan Interests (e)		Par (000)	Value
Health Care Technology — 0.4%
Press Ganey Holdings, Inc.:
1st Lien Term Loan, 4.29%, 10/21/23	USD	409	$409,486
2nd Lien Term Loan, 8.29%, 10/21/24		115	117,373

			526,859
Hotels, Restaurants & Leisure — 3.2%
Amaya Holdings BV:
2nd Lien Term Loan, 8.15%, 8/01/22		227	226,775
Repriced Term Loan B, 4.65%, 8/01/21		571	571,769
AMF Bowling Centers, Inc., 2016 Term Loan, 6.04%, 8/17/23 (a)		262	264,302
Burger King Newco Unlimited Liability Co., Term Loan B3, 3.40%, 2/16/24		566	567,079
Caesars Entertainment Resort Properties LLC, Term Loan B, 4.54%, 10/11/20		1,720	1,728,629
CCM Merger, Inc., Term Loan B, 5.75%, 8/08/21		295	297,050
Scientific Games International, Inc., 2017 Term Loan B3, 5.08%, 10/01/21		349	354,381

			4,009,985
Independent Power and Renewable Electricity Producers — 2.1%
Aria Energy Operating LLC, Term Loan, 5.54%, 5/27/22		250	250,004
Calpine Construction Finance Co., LP, Term Loan B1, 3.30%, 5/03/20		67	67,031
Calpine Corp.:
Term Loan B5, 3.90%, 1/15/24		252	251,377
Term Loan B6, 3.90%, 1/15/23		479	477,683
Term Loan B7, 3.90%, 5/31/23		172	171,580
Dynegy, Inc., 2017 Term Loan C, 4.25%, 2/07/24		646	645,241
Granite Acquisition, Inc.:
Term Loan B, 5.15%, 12/19/21		744	744,105

4	BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2017

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

Floating Rate Loan Interests (e)		Par (000)	Value
Independent Power and Renewable Electricity Producers (continued)
Granite Acquisition, Inc. (continued):
Term Loan C, 5.15%, 12/19/21	USD	33	$33,495

			2,640,516
Industrial Conglomerates — 0.5%
Cortes NP Acquisition Corp., 2017 Term Loan B, 5.00%, 11/30/23		663	668,656
Insurance — 1.6%
AssuredPartners, Inc., 2017 Term Loan, 4.49%, 10/21/22		493	492,962
Hub International Ltd., Term Loan B, 4.17%, 10/02/20		206	206,974
Lonestar Intermediate Super Holdings LLC, PIK Term Loan B, 10.04%, 8/31/21 (f)		260	268,234
Sedgwick Claims Management Services, Inc.:
2016 1st Lien Term Loan, 4.40%, 3/01/21		203	203,971
1st Lien Term Loan, 3.79%, 3/01/21		446	447,128
2nd Lien Term Loan, 6.79%, 2/28/22		410	411,025

			2,030,294
Internet & Direct Marketing Retail — 0.2%
Harbor Freight Tools USA, Inc., 2016 Term Loan B, 4.29%, 8/19/23		287	287,227
IT Services — 0.9%
VF Holding Corp., Reprice Term Loan, 4.29%, 6/30/23		1,080	1,080,924
Life Sciences Tools & Services — 1.2%
Patheon Holdings I BV, 2017 Term Loan, 4.41%, 4/20/24		1,488	1,493,864
Machinery — 2.2%
Faenza Acquisition GmbH:
Term Loan B1, 3.95%, 8/30/20		217	218,567
Term Loan B3, 3.95%, 8/30/20		66	66,509
Gardner Denver, Inc., Term Loan, 4.57%, 7/30/20		215	215,721
Infiltrator Systems, Inc., 2016 Term Loan B, 4.65%, 5/27/22 (a)		334	336,506
Mueller Water Products, Inc., 2017 Term Loan B, 3.54%, 11/25/21		176	177,353

Floating Rate Loan Interests (e)		Par (000)	Value
Machinery (continued)
Navistar International Corp., 2017 Term Loan B, 5.00%, 8/07/20	USD	214	$217,761
Rexnord LLC, 2016 Term Loan B, 3.75%, 8/21/23		469	471,210
Silver II US Holdings LLC, Term Loan, 4.15%, 12/13/19		830	825,778
Wabash National Corp., 2017 Term Loan B, 3.78%, 3/18/22		199	199,943

			2,729,348
Media — 7.8%
CBS Radio, Inc., Term Loan B, 4.51%, 10/17/23		217	218,655
Charter Communications Operating LLC, 2016 Term Loan I Add, 3.29%, 1/15/24		1,867	1,878,862
Houghton Mifflin Harcourt Publishing Co., 2015 Term Loan B, 4.04%, 5/31/21		496	468,274
iHeartCommunications, Inc.:
Extended Term Loan E, 8.54%, 7/30/19		110	90,805
Term Loan D, 7.79%, 1/30/19		1,321	1,085,405
Intelsat Jackson Holdings SA, Term Loan B2, 3.89%, 6/30/19		874	862,508
Learfield Communications, Inc., 2016 1st Lien Term Loan, 4.30%, 12/01/23 (a)		408	412,316
Liberty Cablevision of Puerto Rico LLC, 1st Lien Term Loan, 4.66%, 1/07/22		275	272,822
MCC Iowa LLC, Term Loan J, 3.70%, 6/30/21		122	122,140
Mediacom Illinois LLC, Term Loan K, 3.20%, 2/15/24		248	249,022
Mission Broadcasting, Inc., 2016 Term Loan B2, 4.00%, 1/17/24		93	94,021
Nexstar Broadcasting, Inc., 2017 Term Loan B, 4.00%, 1/17/24		952	959,660
Nielsen Finance LLC, Term Loan B4, 2.99%, 10/04/23		432	433,548
Numericable U.S. LLC, Term Loan B10, 4.42%, 1/14/25		478	477,719
Sinclair Television Group, Inc., Term Loan B2, 3.30%, 1/03/24		223	223,306
Trader Corp., 2017 Term Loan B, 4.29%, 9/28/23		350	350,291
Tribune Media Co., Term Loan C, 4.04%, 1/27/24		884	886,664

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2017	5

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

Floating Rate Loan Interests (e)		Par (000)	Value
Media (continued)
Virgin Media Bristol LLC, Term Loan I, 3.74%, 1/31/25	USD	590	$592,396

			9,678,414
Multiline Retail — 0.4%
Hudson’s Bay Co., 2015 Term Loan B, 4.29%, 9/30/22		497	477,263
Oil, Gas & Consumable Fuels — 3.2%
California Resources Corp.:
Second Out Term Loan, 11.38%, 12/31/21		745	823,694
Term Loan A, 4.04%, 10/01/19		546	527,062
Chesapeake Energy Corp., Term Loan, 8.69%, 8/23/21		593	638,569
CITGO Holding, Inc., 2015 Term Loan B, 9.65%, 5/12/18		236	238,594
MEG Energy Corp., 2017 Term Loan B, 4.68%, 12/31/23		901	898,520
Moxie Patriot LLC, Term Loan B1, 6.90%, 12/19/20		79	71,774
PowerTeam Services LLC:
1st Lien Term Loan, 4.40%, 5/06/20		113	111,638
2nd Lien Term Loan, 8.40%, 11/06/20 (a)		105	102,900
Veresen Midstream LP, 2017 Term Loan B, 4.54%, 3/31/22		616	618,808

			4,031,559
Personal Products — 0.3%
Revlon Consumer Products Corp., 2016 Term Loan B, 4.54%, 9/07/23		385	367,437
Pharmaceuticals — 1.2%
Jaguar Holding Co. II, 2015 Term Loan B, 3.79%, 8/18/22		1,553	1,554,582
Professional Services — 0.6%
Advantage Sales & Marketing, Inc., 2014 1st Lien Term Loan, 4.29%, 7/23/21		254	250,992
Information Resources, Inc., 1st Lien Term Loan, 5.26%, 1/18/24		175	176,585
Sterling Infosystems, Inc., 1st Lien Term Loan B, 5.40%, 6/20/22		365	366,360

			793,937

Floating Rate Loan Interests (e)		Par (000)	Value
Real Estate Investment Trusts (REITs) — 0.9%
Communications Sales & Leasing, Inc., 2017 Term Loan B, 4.04%, 10/24/22	USD	535	$537,175
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, 3.29%, 4/25/23		581	583,813

			1,120,988
Real Estate Management & Development — 0.4%
CityCenter Holdings LLC, 2017 Term Loan B, 3.50%, 4/18/24		489	490,904
Semiconductors & Semiconductor Equipment — 0.0%
ON Semiconductor Corp., 2017 Term Loan B, 3.29%, 3/31/23		47	46,923
Software — 5.0%
BMC Software Finance, Inc., 2017 Term Loan, 5.00%, 9/13/22		543	545,177
DTI Holdco, Inc., 2016 Term Loan B, 6.42%, 9/30/23		302	295,913
Infor (US), Inc., Term Loan B6, 3.90%, 2/01/22		633	631,613
Informatica Corp., Term Loan, 4.65%, 8/05/22		916	915,260
IQOR US, Inc., Term Loan B, 6.15%, 4/01/21		168	167,354
Kronos, Inc., 2nd Lien Term Loan, 9.42%, 11/01/24		385	399,919
Mitchell International, Inc.:
1st Lien Term Loan, 4.54%, 10/13/20		487	489,898
2nd Lien Term Loan, 8.67%, 10/11/21		350	352,079
RP Crown Parent LLC, 2016 Term Loan B, 4.54%, 10/12/23		499	503,456
SolarWinds Holdings, Inc., 2017 Term Loan, 4.54%, 2/05/23		725	727,831
Solera LLC, Term Loan B, 4.29%, 3/03/23		238	239,132
Sophia LP, 2017 Term Loan B, 4.40%, 9/30/22		555	553,238
Tibco Software, Inc., 2017 Term Loan B, 5.55%, 12/04/20		425	428,744

			6,249,614
Specialty Retail — 1.1%
Academy Ltd., 2015 Term Loan B, 5.04%, 7/01/22		253	203,217
Bass Pro Group LLC, Asset Sale Term Loan, 5.90%, 6/09/18		150	151,312
Leslie’s Poolmart, Inc., 2016 Term Loan, 4.79%, 8/16/23		4	4,327
Michaels Stores, Inc., 2016 Term Loan B1, 3.79%, 1/30/23		685	683,983

6	BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2017

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

Floating Rate Loan Interests (e)		Par (000)	Value
Specialty Retail (continued)
Petco Animal Supplies, Inc., 2017 Term Loan B, 4.17%, 1/26/23	USD	363	$336,906
Things Remembered, Inc., 2016 Term Loan, 1.00%, 2/29/20 (a)		234	35,062

			1,414,807
Textiles, Apparel & Luxury Goods — 0.4%
Ascend Performance Materials Operations LLC, Term Loan B, 6.65%, 8/12/22		548	551,830
Thrifts & Mortgage Finance — 0.5%
IG Investment Holdings LLC, 2017 Term Loan, 5.18%, 10/31/21		614	618,890
Trading Companies & Distributors — 0.3%
Beacon Roofing Supply, Inc., Term Loan B, 3.75%, 10/01/22		314	316,038
Transportation — 0.2%
Gruden Acquisition, Inc., 1st Lien Term Loan, 5.90%, 8/18/22		286	270,089
Wireless Telecommunication Services — 2.4%
Ligado Networks LLC, PIK Exit Term Loan (9.75% PIK), 0.00%, 12/07/20 (f)		1,804	1,734,231
LTS Buyer LLC, 1st Lien Term Loan, 4.40%, 4/13/20		1,218	1,222,476

			2,956,707
Total Floating Rate Loan Interests — 64.2%			80,069,550

Rights — 0.0%	Shares	Value
Electric Utilities — 0.0%
Tex Energy LLC (a)(b)	10,446	$10,968
Total Long-Term Investments (Cost — $87,036,663) — 70.1%		87,452,561

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.67% (g)(h)	34,888,611	34,888,611
Total Short-Term Securities (Cost — $34,888,611) — 28.0%		34,888,611
Total Investments (Cost — $121,925,274) — 98.1%		122,341,172
Other Assets Less Liabilities — 1.9%		2,382,986

Net Assets — 100.0%		$124,724,158

* As of May 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost		$121,950,625

Gross unrealized appreciation		$991,328
Gross unrealized depreciation		(600,781)

Net unrealized appreciation		$390,547

Notes to Schedule of Investments

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Issuer filed for bankruptcy and/or is in default.

(e)	Variable rate security. Rate as of period end.

(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(g)	Current yield as of period end.

(h)	During the period ended May 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	May 31, 2017	7

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

Affiliate	Shares Held at August 31, 2016	Shares Purchased		Shares Sold	Shares Held at May 31, 2017	Value at May 31, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	34,888,611	[2]	—	34,888,611	$34,888,611	$17,362	$2	—
BlackRock Liquidity Funds, TempFund, Institutional Class	220,100			(220,100)[3]	—	—	—	—	—
iShares iBoxx USD High Yield Corporate Bond ETF	5,864			(5,864)	—	—	$6,701	$1,068	$(6,079)
Total						$34,888,611	$24,063	$1,070	$(6,079)

[1]	Includes net capital gain distributions.
[2]	Represents net shares purchased.
[3]	Represents net shares sold.
(i)	The Fund pays a fixed rate and receives the floating rate.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

DIP	Debtor-In-Possession
ETF	Exchange-Traded Fund
LOC	Letter of Credit
PIK	Payment-In-Kind
USD	U.S. Dollar

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(4)	10-Year U.S. Treasury Note	September 2017	$505,188	$(1,186)

Centrally Cleared Interest Rate Swaps
Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Depreciation
1.92%[1]	3-Month LIBOR	N/A	12/14/21	USD	260	$(1,541)
1.92%[1]	3-Month LIBOR	N/A	12/14/21	USD	390	(2,346)
1.91%[1]	3-Month LIBOR	N/A	12/16/21	USD	400	(2,196)
Total						$(6,083)

[1]	Fund pays a fixed rate and receives the floating rate.

8	BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2017

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Corporate Bonds	—	$7,372,043	—	$7,372,043
Floating Rate Loan Interests	—	77,426,283	$2,643,267	80,069,550
Rights	—	—	10,968	10,968
Short-Term Securities	$34,888,611	—	—	34,888,611

Total	$34,888,611	$84,798,326	$2,654,235	$122,341,172

Derivative Financial Instruments [1]
Liabilities:
Interest rate contracts	$(1,186)	$(6,083)	—	$(7,269)

[1] Derivative financial instruments futures contracts and swaps. Futures contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended May 31, 2017, there were no transfers between levels.

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2017	9

Schedule of Investments (concluded)	BlackRock Defined Opportunity Credit Trust (BHL)

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Rights	Warrants	Total
Assets:
Opening balance, as of August 31, 2016	$489,393	—	$7,792,714	—	$1,408	$8,283,515
Transfers into Level 3[1]	—	—	1,544,205	—	—	1,544,205
Transfers out of Level 3[2]	—	—	(3,695,419)	—	—	(3,695,419)
Accrued discounts/premiums	303	—	21,093	—	—	21,396
Net realized gain (loss)	14,577	—	6,304	—	52	20,933
Net change in unrealized appreciation (depreciation)[3,4]	(835)	$(1,749)	(14,741)	$10,968	(1,401)	(7,758)
Purchases	—	1,749	932,522	—	—	934,271
Sales	(503,438)	—	(3,943,411)	—	(59)	(4,446,908)

Closing balance, as of May 31, 2017	—	—	$2,643,267	$10,968	—	$2,654,235

Net change in unrealized appreciation (depreciation) on investments still held at May 31, 2017[4]	—	$(1,749)	$(26,850)	$10,968	—	$(17,631)

[1]   As of August 31, 2016, the Fund used observable inputs in determining the value of certain investments. As of May 31, 2017, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

[2]   As of August 31, 2015, the Fund used significant unobservable inputs in determining the value of certain investments. As of May 31, 2017, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3]   Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.

[4]   Any difference between net change in unrealized appreciation (depreciation) on investments still held at May 31, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

10	BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2017

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Defined Opportunity Credit Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Defined Opportunity Credit Trust

Date: July 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Defined Opportunity Credit Trust

Date: July 24, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Defined Opportunity Credit Trust

Date: July 24, 2017